Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Schedule of Future Minimum Lease Payments

The expected future minimum lease obligations under the agreement are as follows (in thousands):

Year-ending December 31,	Payment Amount
2021	$2,018
2022	2,078
2023	2,140
2024	2,205
2025	2,271
Thereafter	12,419

Total minimum lease payments:	$23,131